UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1 – June 30, 2011

Item 1.  Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2011
CORNERCAP BALANCED FUND
	Shares	Value
COMMON STOCKS (59.7%)
Aerospace & Defense (1.2%)
Raytheon Co.	4,210	$209,868

Agriculture (2.7%)
Archer-Daniels-Midland Co.	7,560	227,934
Reynolds American, Inc.	7,200	266,760

		494,694

Apparel (1.4%)
VF Corp.	2,400	260,544

Banks (4.5%)
The Bank of New York Mellon Corp.	8,100	207,522
The Goldman Sachs Group, Inc.	1,350	179,672
JPMorgan Chase & Co.	4,860	198,968
Wells Fargo & Co.	8,330	233,740

		819,902

Biotechnology (1.3%)
Amgen, Inc.(a)	4,000	233,400

Chemicals (1.6%)
FMC Corp.	3,500	301,070

Coal (1.0%)
Alpha Natural Resources, Inc.(a)	4,150	188,576

Commercial Services (3.6%)
Apollo Group, Inc., Class A(a)	4,630	202,239
R.R. Donnelley & Sons Co.	12,310	241,399
SAIC, Inc.(a)	13,000	218,660

		662,298

Computers (3.8%)
Computer Sciences Corp.	6,090	231,176
Hewlett-Packard Co.	5,200	189,280
Western Digital Corp.(a)	7,370	268,121

		688,577

Electric (2.8%)
NRG Energy, Inc.(a)	10,390	255,386
Public Service Enterprise Group, Inc.	7,550	246,432

		501,818

Electronic Components (1.1%)
Corning, Inc.	10,650	193,298

Electronics (1.5%)
Arrow Electronics, Inc.(a)	6,410	266,015

Engineering & Construction (1.2%)
URS Corp.(a)	5,050	225,937

Food (1.2%)
The Kroger Co.	9,140	226,672

Healthcare Products (1.3%)
Medtronic, Inc.	6,160	237,345

	Shares	Value
Healthcare Services (4.5%)
Aetna, Inc.	6,080	$268,067
CIGNA Corp.	4,930	253,550
UnitedHealth Group, Inc.	5,940	306,385

		828,002

Home Furnishings (1.2%)
Whirlpool Corp.	2,740	222,817

Household Products & Wares (1.2%)
Kimberly-Clark Corp.	3,320	220,979

Insurance (2.3%)
Everest Re Group, Ltd.	2,550	208,462
Lincoln National Corp.	7,240	206,268

		414,730

Iron & Steel (1.3%)
Cliffs Natural Resources, Inc.	2,630	243,143

Media (1.3%)
The McGraw-Hill Cos., Inc.	5,700	238,887

Oil & Gas (5.0%)
ConocoPhillips	3,320	249,631
Diamond Offshore Drilling, Inc.	2,750	193,628
Marathon Oil Corp.	4,790	252,337
Transocean, Ltd.	3,400	219,504

		915,100

Pharmaceuticals (2.7%)
Abbott Laboratories	4,450	234,159
Pfizer, Inc.	12,380	255,028

		489,187

Retail (3.3%)
Aeropostale, Inc.(a)	8,875	155,312
Darden Restaurants, Inc.	4,560	226,906
The Gap, Inc.	11,980	216,838

		599,056

Semiconductors (1.5%)
Intel Corp.	12,100	268,136

Software (1.2%)
Microsoft Corp.	8,450	219,700

Telecommunications (2.4%)
AT&T, Inc.	7,770	244,056
CenturyLink, Inc.	4,750	192,042

		436,098

Toys, Games, & Hobbies (1.6%)
Mattel, Inc.	10,400	285,896

TOTAL COMMON STOCKS (COST $8,936,007)		10,891,745

	Principal Amount	Value
CORPORATE BONDS (20.9%)
Banks (3.5%)
Barclays Bank PLC,
4.000%, 09/30/2020(b)	$150,000	$144,198
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	157,143
Morgan Stanley,
5.000%, 08/31/2025(b)	150,000	148,564
The Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	182,362

		632,267

Chemicals (0.8%)
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	148,847

Computers (0.9%)
Dell, Inc.,
5.650%, 04/15/2018	150,000	166,269

Cosmetics & Personal Care (2.2%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	169,022
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	223,822

		392,844

Diversified Financial Services (3.8%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	277,584
General Electric Capital Corp.,
5.250%, 10/19/2012	150,000	158,114
5.450%, 01/15/2013	140,000	148,975
Wells Fargo Financial, Inc.,
5.500%, 08/01/2012	100,000	104,887

		689,560

Healthcare Products (0.9%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	158,761

Home Furnishings (0.9%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	170,024

Household Products & Wares (0.9%)
Fortune Brands, Inc.,
6.375%, 06/15/2014	150,000	166,709

	Principal Amount	Value
Insurance (3.5%)
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	$150,000	$163,257
Prudential Financial, Inc.,
5.100%, 12/14/2011	150,000	152,698
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	166,496
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	160,275

		642,726

Oil & Gas (1.0%)
Statoil ASA,
6.700%, 01/15/2018	150,000	177,620

Pharmaceuticals (0.9%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	166,383

Retail (0.9%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	166,972

Telecommunications (0.7%)
Verizon Virginia, Inc.,
4.625%, 03/15/2013	125,000	131,811

TOTAL CORPORATE BONDS (AMORTIZED COST $3,676,782)		3,810,793

MUNICIPAL BONDS (2.6%)
Kansas (0.9%)
Johnson County Kansas, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	162,936

North Dakota (0.8%)
Grand Forks ND, Build America Revenue Bonds,
4.500%, 09/01/2019	150,000	157,146

Texas (0.9%)
County of Galveston TX, Build America General Obligation Bonds, 4.200%, 02/01/2017	150,000	160,048

TOTAL MUNICIPAL BONDS (AMORTIZED COST $455,103)		480,130

U.S. GOVERNMENT & AGENCY OBLIGATIONS (12.8%)
Federal Farm Credit Bank (0.9%)
FFCB,
4.875%, 09/24/2014	150,000	167,883

Federal Home Loan Bank (1.5%)
FHLB,
5.250%, 09/13/2013	250,000	275,096

	Principal Amount	Value
Federal Home Loan Mortgage Corp (2.0%)
FHLMC,
4.500%, 01/15/2015	$150,000	$166,498
3.000%, 02/25/2019(b)	200,000	200,838

		367,336

U.S. Treasury (8.4%)
U.S. Treasury Inflation Indexed Bonds,
1.875%, 07/15/2015	173,403	191,136
2.625%, 07/15/2017	162,740	189,172
1.625%, 01/15/2018	161,000	176,961
2.125%, 01/15/2019	157,098	178,343
1.375%, 01/15/2020	314,764	337,191
U.S. Treasury Notes,
4.875%, 02/15/2012	280,000	288,236
4.250%, 08/15/2013	150,000	161,859

		1,522,898

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (AMORTIZED COST $2,196,594)		2,333,213

	Shares	Value
SHORT TERM INVESTMENT (3.6%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	660,971	660,971

TOTAL SHORT TERM INVESTMENT (COST $660,971)		660,971

TOTAL INVESTMENTS (COST $15,925,457)	99.6%	18,176,852

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.4%	68,278

NET ASSETS	100.0%	$18,245,130

(a) Non Income Producing Security. (b) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2011.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2011

CORNERCAP SMALL-CAP VALUE FUND
	Shares	Value
COMMON STOCKS (98.9%)
Aerospace & Defense (2.5%)
Esterline Technologies Corp.(a)	7,000	$534,800

Auto Parts & Equipment (2.9%)
Standard Motor Products, Inc.	40,700	619,861

Banks (9.7%)
City Holding Co.	14,900	492,147
Lakeland Financial Corp.	24,870	553,606
Orrstown Financial Services, Inc.	20,180	530,936
S.Y. Bancorp, Inc.	20,000	465,000

		2,041,689

Building Products (2.4%)
Insteel Industries, Inc.	39,830	499,468

Chemicals (7.6%)
KMG Chemicals, Inc.	28,500	479,940
Olin Corp.	25,360	574,658
OM Group, Inc.(a)	13,500	548,640

		1,603,238

Commercial Services (4.2%)
Convergys Corp.(a)	35,530	484,629
Great Lakes Dredge & Dock Corp.	74,050	413,199

		897,828

Diversified Financial Services (1.9%)
Knight Capital Group, Inc., Class A(a)	35,720	393,634

Electrical Components & Equipment (1.8%)
Fushi Copperweld, Inc.(a)	64,950	372,163

Electronics (2.2%)
TTM Technologies, Inc.(a)	29,660	475,153

Engineering & Construction (1.9%)
EMCOR Group, Inc.(a)	13,900	407,409

Forest Products & Paper (5.7%)
Buckeye Technologies, Inc.	21,900	590,862
PH Glatfelter Co.	39,810	612,278

		1,203,140

Healthcare Products (2.3%)
Kinetic Concepts, Inc.(a)	8,380	482,939

Healthcare Services (8.8%)
Almost Family, Inc.(a)	16,490	451,826
Coventry Health Care, Inc.(a)	14,320	522,250
Healthways, Inc.(a)	31,865	483,711
LHC Group, Inc.(a)	17,260	398,016

		1,855,803

Heavy Electrical Equipment (2.6%)
AZZ, Inc.	11,870	543,646

Household Products & Wares (2.5%)
Central Garden and Pet Co.(a)	50,340	522,529

	Shares	Value
Industrial Machinery (2.8%)
EnPro Industries, Inc.(a)	12,420	$597,029

Insurance (9.2%)
Delphi Financial Group, Inc., Class A	16,460	480,797
HCC Insurance Holdings, Inc.	1	31
Maiden Holdings, Ltd.	50,975	463,873
SeaBright Insurance Holdings, Inc.	51,800	512,820
Tower Group, Inc.	20,550	489,501

		1,947,022

Oil & Gas (5.1%)
Energy Partners, Ltd.(a)	31,800	470,958
Unit Corp.(a)	9,830	598,942

		1,069,900

Oil & Gas Services (2.2%)
Cal Dive International, Inc.(a)	77,620	464,168

Packaging & Containers (2.4%)
UFP Technologies, Inc.(a)	27,000	510,840

Retail (8.8%)
Fred’s, Inc., Class A	33,170	478,643
Regis Corp.	28,040	429,573
Ruby Tuesday, Inc.(a)	42,970	463,217
Systemax, Inc.(a)	33,480	500,191

		1,871,624

Savings & Loans (2.3%)
OceanFirst Financial Corp.	38,310	496,115

Software (2.6%)
Mantech International Corp., Class A	12,480	554,362

Telecommunications (2.0%)
Sierra Wireless, Inc.(a)	35,990	420,723

Wholesale Distribution (2.5%)
Core-Mark Holding Co., Inc.(a)	14,610	521,577

TOTAL COMMON STOCKS (COST $17,701,011)		20,906,660

SHORT TERM INVESTMENT (1.1%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	228,991	228,991

TOTAL SHORT TERM INVESTMENT (COST $228,991)		228,991

TOTAL INVESTMENTS (COST $17,930,002)	100.0%	21,135,651

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0%)(b)	(10,527)

NET ASSETS	100.0%	$21,125,124

(a) Non Income Producing Security.

(b) Greater than (0.05%).

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2011
CORNERCAP LARGE/MID-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (95.6%)
Aerospace & Defense (1.9%)
Raytheon Co.	1,660	$82,751

Agriculture (3.2%)
Archer-Daniels-Midland Co.	3,090	93,164
Reynolds American, Inc.	1,260	46,683

		139,847

Apparel (2.6%)
VF Corp.	1,030	111,817

Banks (8.6%)
The Bank of New York Mellon Corp.	3,580	91,720
The Goldman Sachs Group, Inc.	715	95,159
JPMorgan Chase & Co.	2,270	92,934
Wells Fargo & Co.	3,480	97,649

		377,462

Biotechnology (2.0%)
Amgen, Inc.(a)	1,490	86,942

Chemicals (1.7%)
FMC Corp.	880	75,698

Coal (2.2%)
Alpha Natural Resources, Inc.(a)	2,150	97,696

Commercial Services (6.1%)
Apollo Group, Inc., Class A(a)	2,015	88,015
R.R. Donnelley & Sons Co.	4,300	84,323
SAIC, Inc.(a)	5,650	95,033

		267,371

Computers (6.9%)
Computer Sciences Corp.	2,760	104,770
Hewlett-Packard Co.	2,700	98,280
Western Digital Corp.(a)	2,703	98,335

		301,385

Electric (4.1%)
NRG Energy, Inc.(a)	3,735	91,806
Public Service Enterprise Group, Inc.	2,690	87,802

		179,608

Electronics (2.1%)
Arrow Electronics, Inc.(a)	2,230	92,545

Engineering & Construction (2.3%)
URS Corp.(a)	2,210	98,875

Food (1.9%)
The Kroger Co.	3,340	82,832

Healthcare Products (1.9%)
Medtronic, Inc.	2,180	83,995

	Shares	Value
Healthcare Services (6.2%)
Aetna, Inc.	2,140	$94,353
CIGNA Corp.	1,810	93,088
UnitedHealth Group, Inc.	1,600	82,528

		269,969

Home Furnishings (1.9%)
Whirlpool Corp.	1,020	82,946

Household Products & Wares (2.0%)
Kimberly-Clark Corp.	1,320	87,859

Insurance (3.5%)
Everest Re Group, Ltd.	920	75,210
Lincoln National Corp.	2,770	78,917

		154,127

Iron & Steel (2.4%)
Cliffs Natural Resources, Inc.	1,160	107,242

Media (2.0%)
The McGraw-Hill Cos., Inc.	2,060	86,335

Oil & Gas (8.6%)
ConocoPhillips	1,360	102,258
Diamond Offshore Drilling, Inc.	1,390	97,870
Marathon Oil Corp.	1,620	85,342
Transocean, Ltd.	1,420	91,675

		377,145

Pharmaceuticals (3.9%)
Abbott Laboratories	1,650	86,823
Pfizer, Inc.	4,030	83,018

		169,841

Retail (5.9%)
Aeropostale, Inc.(a)	4,680	81,900
Darden Restaurants, Inc.	1,690	84,094
The Gap, Inc.	5,215	94,392

		260,386

Semiconductors (2.2%)
Intel Corp.	4,415	97,836

Software (1.9%)
Microsoft Corp.	3,280	85,280

Telecommunications (5.5%)
AT&T, Inc.	2,695	84,650
CenturyLink, Inc.	1,750	70,752
Corning, Inc.	4,820	87,483

		242,885

Toys, Games, & Hobbies (2.1%)
Mattel, Inc.	3,350	92,091

TOTAL COMMON STOCKS (COST $3,901,450)		4,192,766

	Shares	Value
SHORT TERM INVESTMENT (3.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	140,086	$140,086

TOTAL SHORT TERM INVESTMENT (COST $140,086)		140,086

TOTAL INVESTMENTS (COST $4,041,536)	98.8%	4,332,852

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.2%	54,650

NET ASSETS	100.0%	$4,387,502

(a)	Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments
June 30, 2011

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas, the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days and would be classified as Level 2 of the hierarchy. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

C. Federal Income Taxes - For federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

D. Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

E. Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Quoted prices in active markets for identical investments
Level 2	–	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2011.

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$10,891,745	$–	$–	$10,891,745
Corporate Bonds	–	3,810,793	–	3,810,793
Municipal Bonds	–	480,130	–	480,130
U.S. Government & Agency Obligations	–	2,333,213	–	2,333,213
Short Term Investment	660,971	–	–	660,971

Total	$11,552,716	$6,624,136	$–	$18,176,852

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$20,906,660	$–	$–	$20,906,660
Short Term Investment	228,991	–	–	228,991

Total	$21,135,651	$–	$–	$21,135,651

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,192,766	$–	$–	$4,192,766
Short Term Investment	140,086	–	–	140,086

Total	$4,332,852	$–	$–	$4,332,852

*See	Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended June 30, 2011.

For the three months ended June 30, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year.

G. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2011, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross appreciation (excess of value over tax cost)	$2,668,729	$3,956,633	$ 415,152
Gross depreciation (excess of tax cost over value)	(417,334)	(993,990)	(123,836)
Net unrealized appreciation	2,251,395	2,962,643	291,316

Cost of investments for income tax purposes	$15,925,457	$18,173,008	$4,041,536

Item 2.  Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	August 22, 2011